Commitments and Contingencies (Details) (USD $)	9 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009 Purchase Commitments tonne	Dec. 31, 2010 Purchase Commitments	Mar. 16, 2011 Purchase Commitments Inalco Mg tonne	Mar. 31, 2011 Purchase Commitments Inalco	Dec. 31, 2011 Purchase Commitments Inalco
Purchase Commitments
Number of units of D-tagatose agreed to be purchased by the entity (in metric tons)					25		8.5
Amount written off under purchase agreement					$ 1,100,000
Purchase obligation paid					500,000
Purchase commitment			600,000			600,000
Gain on settlement of obligations	845,000	845,000					600,000	600,000	600,000
Leases
2012		159,000
2013		40,000
Future minimum payments		199,000
Lease incentives provided on leasehold improvements				150,000
Operating lease rental expenses		$ 129,000	$ 140,000